Earnings (Loss) Per Share - Computation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)	$ 25,900	$ 25,876	$ 11,156	$ (36,919)
Net income attributable to the redeemable noncontrolling interest		936	820	273
Net income attributable to noncontrolling interests		228
Allocation of undistributed earnings to convertible preferred stock		24,712	$ 10,336
Net income (loss) attributable to holders of Class A common stock and Class B common stock				(37,192)
Add: interest on Notes		1,317
Change in fair value of derivative liability		(26,745)
Reallocation of undistributed earnings to convertible preferred stock		24,712
Net income (loss) attributable to holders of Class A, Class B, and Class C common stock for diluted net income (loss) per share		$ (716)		$ (37,192)
Denominator:
Weighted-average shares - basic		27,048	11,942	11,804
Impact of assumed conversion of Notes		953
Weighted-average shares - diluted		28,001	11,942	11,804
Net loss per common share - basic		$ 0.00	$ 0.00	$ (3.15)
Net loss per common share - diluted		$ (0.03)	$ 0.00	$ (3.15)